Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				4 Months Ended	3 Months Ended	12 Months Ended										12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 American Depository Shares USD ($)	Dec. 31, 2011 American Depository Shares USD ($)	Dec. 31, 2013 Short-term investments USD ($)	Dec. 31, 2013 Short-term investments CNY	Dec. 31, 2012 Short-term investments USD ($)	Dec. 31, 2011 Short-term investments USD ($)	Dec. 31, 2013 Long-term investments USD ($)	Dec. 31, 2013 Long-term investments CNY	Dec. 31, 2012 Long-term investments CNY	Dec. 31, 2011 Long-term investments CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds USD ($)	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2013 Option Three	Dec. 31, 2013 Option Four	Dec. 31, 2013 Master Services Agreement	Dec. 31, 2013 Maximum	Sep. 30, 2013 Maximum American Depository Shares USD ($)	Sep. 30, 2011 Maximum American Depository Shares USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Minimum Capital Leases
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)		6.0537	6.0537
Cash equivalent maturity period																					90 days
Short-term investment maturity period																					365 days			90 days
Impairment of investment								$ 0	0	$ 0	$ 0	$ 0	0	0	0
Interest capitalized		1,439	8,712	11,718	5,037
Internal use software development costs, Amount capitalized		2,294	13,889	0	0
Capitalized software costs, Amortization expense		259	1,570	0	0
Capitalized internal use software development costs, Unamortized amount		2,035	12,319	0	0
Cash flows estimated growth rate after six years using terminal value		3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital		13.00%	13.00%
Discounted cash flow projection period		6 years	6 years
Impairment losses pursuant to the goodwill tests		0	0	0	0
Impairment loss on long-lived and intangible assets		0	0	0	0
Liabilities measured at fair value on recurring basis																169,671	1,027,140
Master service agreement terms																				1 year
Business tax rate																		3.00%	5.00%
Value-added tax rate applicable to 21 Vianet China, 21 Vianet Technology and 21 Vianet Beijing	6.00%
Business tax expense		9,838	59,554	56,106	42,241
Advertising expense		440	2,664	4,426	3,159
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life																									75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property																									90.00%
Estimated forfeiture rate for management and non-management employees		0.00%	0.00%	0.00%	0.00%
Share Repurchase Plan, value																						10,000	30,000
Share Repurchase Plan, shares repurchased (in shares)						586,869	3,022,532
Share Repurchase Plan, share value			59,822	0	190,022	$ 9,700	$ 29,900
Number of Operating Segment		1	1